Note 2 - Investments and Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Investments and Fair Value Measurement Disclosure [Text Block]

2. Investments and Fair Value Measurement

Investments

The Company classifies its marketable securities as available for sale and records its investments at fair value. Available-for-sale securities are carried at estimated fair value based on quoted market prices or observable market inputs of almost identical assets, with the unrealized holding gains and losses included in accumulated other comprehensive income (loss). Marketable securities which have maturities beyond one year as of the end of the reporting period are classified as non-current.

The tables below summarize the Company’s cash, cash equivalents and investments (in thousands):

	As of December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash, cash equivalents and restricted cash:
Cash	$13,275	$—	$—	$13,275
Money market funds	321	—	—	321
U.S. government agency securities	2,444	—	—	2,444
Commercial paper	4,235	—	—	4,235
Total cash, cash equivalents and restricted cash	20,275	—	—	20,275

Short-term investments:
Commercial paper	495	—	—	495
Total short-term investments	495	—	—	495
Total cash, cash equivalents, restricted cash and short-term investments	$20,770	$—	$—	$20,770

	As of December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash, cash equivalents and restricted cash:
Cash	$1,443	$—	$—	$1,443
Money market funds	2,822	—	—	2,822
Commercial paper	8,398	—	—	8,398
Total cash, cash equivalents and restricted cash	12,663	—	—	12,663

Short-term investments:
Commercial paper	29,504	—	—	29,504
Corporate debt securities	9,463	—	—	9,463
Total short-term investments	38,967	—	—	38,967
Total cash, cash equivalents, restricted cash and short-term investments	$51,630	$—	$—	$51,630

None of the available-for-sale securities held by the Company had material unrealized losses and there were no realized losses for the years ended December 31, 2022 and 2021. There were no other-than-temporary impairments for these securities as of December 31, 2022 or 2021. No gross realized gains or losses were recognized on the available-for-sale securities and, accordingly, there were no amounts reclassified out of accumulated other comprehensive income (loss) to earnings during the years ended December 31, 2022 and 2021.

As of December 31, 2022 and 2021, the contractual maturity of all investments held was less than one year.

Fair Value Measurement

The Company’s financial instruments consist of Level I and II assets. Money market funds are highly liquid investments and are actively traded. The pricing information on these investment instruments are readily available and can be independently validated as of the measurement date. This approach results in the classification of these securities as Level 1 of the fair value hierarchy. For Level II instruments, the Company estimates fair value by utilizing third-party pricing services in developing fair value measurements where fair value is based on valuation methodologies such as models using observable market inputs, including benchmark yields, reported trades, broker/dealer quotes, bids, offers and other reference data. Such Level II instruments typically include U.S. Treasury, U.S. government agency securities and commercial paper. As of December 31, 2022, the Company held, in addition to Level II assets, a warrant liability related to the 2022 Warrants (see Note 12, “Warrants” for further description). The fair value of the warrant liability was estimated using the Black Scholes Model which uses as inputs the following weighted average assumptions: dividend yield, expected term in years; equity volatility; and risk-free interest rate. The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period. The estimated fair value of the warrant liability represents a Level III measurement. Changes to the estimated fair value of these liabilities are recorded in interest income and other income, net in the consolidated statements of operations.

The following tables set forth the fair value of the Company’s financial assets by level within the fair value hierarchy (in thousands):

	As of December 31, 2022
	Fair Value	Level I	Level II	Level III
Assets
Money market funds	$321	$321	$—	$—
U.S. government agency securities	2,444	—	2,444	—
Commercial paper	4,730	—	4,730	—
Total assets measured at fair value	$7,495	$321	$7,174	$—
Liabilities
Warrant liability	7,098	—	—	7,098
Total liabilities measured at fair value	$7,098	$—	$—	$7,098

	As of December 31, 2021
	Fair Value	Level I	Level II	Level III
Assets
Money market funds	$2,822	$2,822	$—	$—
Commercial paper	37,902	—	37,902	—
Corporate debt securities	9,463	—	9,463	—
Total assets measured at fair value	$50,187	$2,822	$47,365	$—